Property and Equipment Net - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Payment to acquire manufacturing building		$ 18,383	$ 23,573	$ 32,212	$ 10,487
Depreciation expense not related to manufacturing activities				500	500
Depreciation expense related to manufacturing activities				$ 400	$ 0
Buildings
Property, Plant and Equipment [Line Items]
Payment to acquire manufacturing building	$ 2,600